SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Changes in Allowance for Doubtful Accounts
Changes in the allowance for doubtful accounts for the years ended December 31, were as follow:

	For the years ended December 31,
	2013	2012	2011

Balance at January 1	$1,916	$841	$555
Provision	2,467	1,559	598
Recovery	-	(293)	-
Amounts written off (1)	(1,478)	(191)	(312)
Balance at December 31	$2,905	$1,916	$841

(1)	Accounts charged to the allowance when collection efforts cease.

Operating Supplies and Inventories
Operating supplies and inventories are carried at the lower of cost or market and consist of the following:

	At December 31,
	2013	2012

River barges in progress and raw material related to barge production for sale to third parties	$12,416	$10,019
Fuel and supplies	4,752	3,619
	$17,168	$13,638

Estimated Useful Life of Assets
The estimated useful life of each of the Company’s major categories of assets is as follows:

Useful life (in years)

Ocean-going vessels	24 to 27
PSVs	24
River barges and push boats	35
Buildings	20 to 30
Furniture and equipment	5 to 15

Deferred Gains
Deferred gains activity related to these transactions for the years ended December 31, was as follows:

	For the years ended December 31,
	2013	2012

Balance at beginning of the year	$2,086	$-
Deferred gains arising from sales	1,889	2,116
Amortization of deferred gains included in operating expenses as reduction to rental expense	(391)	(30)
Balance at end of the year	$3,584	$2,086

Accumulated Other Comprehensive Loss
The components of accumulated other comprehensive loss in the accompanying consolidated balance sheets were as follows:

	At December 31,
	2013	2012

Unrealized net losses on interest rate collar	$(1,362)	$(1,958)
Unrealized net losses on interest rate swaps	(574)	(803)
Unrealized net gains on EURO hedge	128	137
Accumulated other comprehensive loss	(1,808)	(2,624)

Amounts attributable to noncontrolling interest	-	(46)
Amounts attributable to Ultrapetrol (Bahamas) Limited	$(1,808)	$(2,578)

Outstanding Equity Awards Not Included in the Diluted Net Loss per Share Calculation
The following outstanding equity awards are not included in the diluted net income (loss) per share attributable to Ultrapetrol (Bahamas) Limited calculation because they would have had an antidilutive effect:

	For the years ended December 31,
	2013	2012	2011

Stock options	349,000	459,000	349,000
Restricted stock	-	329,000	705,000
Convertible debt	-	13,051,000	13,051,000
Total	349,000	13,839,000	14,105,000

Computation of Basic and Diluted Loss per Share
The following table sets forth the computation of basic and diluted net income (loss) per share attributable to Ultrapetrol (Bahamas) Limited.

	For the years ended December 31,
	2013	2012	2011

Net income (loss) attributable to Ultrapetrol (Bahamas) Limited	$7,368	$(63,657)	$(18,805)

Basic weighted average number of shares	140,090,112	35,382,913	29,547,365
Effect on dilutive shares -- options and restricted stock	236,652	-	-
Diluted weighted average number of shares	140,326,764	35,382,913	29,547,365

Basic and diluted net income (loss) per share attributable to Ultrapetrol (Bahamas) Limited	$0.05	$(1.80)	$(0.64)